UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 - December 13, 2013

Item 1. Proxy Voting Record.

The Teberg Fund was reorganized into Northern Lights Funds Trust III as of the close of business on 12/13/2013.  The Teberg Fund’s proxy voting record for the period 7/1/2013 through 12/13/2013 is reported with The Teberg Fund’s proxy voting record filed with the U.S. Securities and Exchange Commission on Form N-PX on 8/29/2014, CIK #0001537140, File #811-22655.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
 Douglas G. Hess, President
 (Principal Executive Officer)

Date  8/22/14